SHORT-TERM AND LONG-TERM DEBT (Details)	12 Months Ended			1 Months Ended					12 Months Ended					36 Months Ended	48 Months Ended				1 Months Ended	12 Months Ended							1 Months Ended				1 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended						1 Months Ended			1 Months Ended											1 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended						1 Months Ended					1 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($) vessel carriers	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 30, 2012 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($) subsidiaries carriers	Dec. 31, 2013 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2012 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2013 US Dollar 70 Million Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2012 US Dollar 70 Million Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2013 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2012 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2011 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2008 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2007 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2006 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2012 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 15, 2003 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2013 US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Jan. 31, 2013 US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Oct. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member]	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2013 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Feb. 28, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]	Dec. 31, 2013 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Dec. 31, 2012 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Feb. 10, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Oct. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Dec. 31, 2013 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2013 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Dec. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Dec. 31, 2013 Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Dec. 31, 2012 Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] USD ($)	Apr. 30, 2006 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($) vessel subsidiaries	Dec. 31, 2013 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($)	Aug. 31, 2007 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($) vessel subsidiaries	Dec. 31, 2013 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($)	Jan. 31, 2008 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] vessel	Jan. 31, 2008 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($) subsidiaries vessel	Dec. 31, 2013 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Feb. 28, 2008 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Mar. 31, 2008 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($) tankers subsidiaries	Dec. 31, 2013 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Sep. 30, 2008 Floating Rate Debt [Member] US$ 58 million secured revolving credit facility [Member] USD ($) subsidiaries containership	Dec. 31, 2012 Floating Rate Debt [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Feb. 28, 2010 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessel	Dec. 31, 2012 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($)	Mar. 31, 2010 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessel	Dec. 31, 2013 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Mar. 31, 2010 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Nov. 30, 2010 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($) subsidiaries	Dec. 31, 2013 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Feb. 08, 2011 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($) carriers	Dec. 31, 2012 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($) carriers	Mar. 31, 2011 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($)	May 31, 2011 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($) subsidiaries vessel	Dec. 31, 2013 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($) carriers	Dec. 31, 2012 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($) carriers	Jun. 30, 2011 Floating Rate Debt [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Dec. 31, 2013 Floating Rate Debt [Member] US$ 167 million secured term loan facility USD ($) vessel	Dec. 31, 2012 Floating Rate Debt [Member] US$ 167 million secured term loan facility USD ($)	Jul. 31, 2011 Floating Rate Debt [Member] US$ 167 million secured term loan facility USD ($) vessel	Mar. 31, 2012 Floating Rate Debt [Member] US dollar 184 million secured term loan and revolving credit facility [Member] USD ($) subsidiaries vessel	Dec. 31, 2013 Floating Rate Debt [Member] US dollar 184 million secured term loan and revolving credit facility [Member] USD ($) vessel	Dec. 31, 2012 Floating Rate Debt [Member] US dollar 184 million secured term loan and revolving credit facility [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] vessel	Jun. 30, 2013 Subsequent Event [Member] US Dollar 70 Million Secured Term Loan Facility [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)	Jan. 31, 2014 Subsequent Event [Member] Floating Rate Debt [Member] US dollar 184 million secured term loan and revolving credit facility [Member] USD ($)	Oct. 31, 2013 SFL Linus [Member] USD ($)	Dec. 31, 2013 Interest Expense [Member] USD ($)
Debt Instrument [Line Items]
Number of container vessels contracted to be acquired, canceled																																																																																						1		1
Extinguishment of debt, amount																																																																																											$ 18,400,000
Long-term debt	1,736,879,000	1,831,200,000			48,800,000	53,200,000	70,000,000	0	0	247,766,000					247,766,000					436,500,000			71,854,000	436,500,000	78,505,000			125,000,000	125,000,000			92,843,000	564,000,000	107,910,000	600,000,000	350,000,000	0	1,097,182,000	1,272,019,000		174,800,000	174,800,000		73,900,000	82,400,000			39,100,000	45,500,000	5,000,000	7,000,000			25,600,000	29,300,000		23,000,000	32,000,000	34,800,000		158,800,000	313,000,000		32,000,000	34,800,000			42,000,000	45,900,000	47,500,000	52,500,000		62,500,000	68,400,000			146,300,000	140,300,000				74,500,000	130,300,000			64,400,000	36,800,000
Less : current portion of long-term debt	(389,888,000)	(157,689,000)
Total long-term debt, non-current portion	1,346,991,000	1,673,511,000
Long-term Debt, by Maturity [Abstract]
2014	389,888,000
2015	223,850,000
2016	184,505,000
2017	173,717,000
2018	474,680,000
Thereafter	290,239,000
Long-term debt	1,736,879,000	1,831,200,000			48,800,000	53,200,000	70,000,000	0	0	247,766,000					247,766,000					436,500,000			71,854,000	436,500,000	78,505,000			125,000,000	125,000,000			92,843,000	564,000,000	107,910,000	600,000,000	350,000,000	0	1,097,182,000	1,272,019,000		174,800,000	174,800,000		73,900,000	82,400,000			39,100,000	45,500,000	5,000,000	7,000,000			25,600,000	29,300,000		23,000,000	32,000,000	34,800,000		158,800,000	313,000,000		32,000,000	34,800,000			42,000,000	45,900,000	47,500,000	52,500,000		62,500,000	68,400,000			146,300,000	140,300,000				74,500,000	130,300,000			64,400,000	36,800,000
Weighted average interest rate (in hundredths)																																						4.86%	4.17%
Three month dollar LIBOR rate (in hundredths)	0.246%	0.306%
Three month Norwegian kroner NIBOR rate (in hundredths)	1.69%	1.83%
Stated interest rate																8.50%		3.25%												3.75%
Debt amount				53,200,000												580,000,000		350,000,000								500,000,000				125,000,000	600,000,000									210,000,000			149,000,000				77,000,000					30,000,000	49,000,000			58,000,000				42,600,000			725,000,000			42,600,000	53,700,000					95,000,000			75,400,000	171,000,000			55,000,000					166,800,000	184,000,000				70,000,000			475,000,000
Amount of debt repurchased												0	0	130,900,000	201,300,000					10,000,000	13,000,000	40,500,000										36,000,000
Gain/(loss) on repurchase of debt	(1,218,000)	(122,000)	521,000						(1,100,000)	(122,000)	500,000																					(108,000)
Latest redemption date																			Apr. 06, 2014
Maturity date of debt																			4/7/2014								2016				10/19/2017
Earliest redemption date																			Oct. 07, 2013
Notice of redemption (in days)																										30 days
Redemption price of debt (in hundredths)																										100.50%					100.50%
Conversion price (in dollars per share)																	$ 19.9814	$ 21.945										$ 19.78		$ 27.05
Premium of conversion price to share price																		33.00%												35.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																														130.00%
Number of new vessels acquired that were partly funded by secured term loan facility																																								5			5				2						2
Minimum revenue level by vessel-owning subsidiaries																																									18,000,000
Available amount under revolving part of credit facility																																																						1,900,000	0						119,700,000	36,300,000								20,000,000	25,000,000											8,000,000	1,700,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement				2																																				5			5				2						2			2											2									8									4
Term of loan (in years)				5 years																																				12 years			7 years				7 years					7 years	10 years			5 years				5 years			5 years			5 years	8 years					7 years			8 years	10 years								6 years	12 years
Number of vessels sold	2																																													1															9
Number of remaining vessels relating to loan facility																																											4
Number of vessels against which loan was secured																																																								2					17		26												3	7						3		5	4	3
Number of vessels delivered																																																																									1,000	2			1	4
Amount available to draw																																																																																28,200,000	18,900,000					92,000,000	147,200,000
Percentage of acquisition cost of securities which may be funded by financing facility (in hundredths)																																																																															50.00%
Number of car carriers	2			2
Book value of assets pledged under ship mortgages	1,994,000,000	2,240,000,000
Common shares loaned to affiliate																																																																																										6,060,606
Related party share loan fee																																																																																										1,000,000
Equity component of convertible bond issuance, net	20,700,000
Amortization of deferred charges																																																																																													$ 3,900,000